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             HUNTINGTON HARTFORD LEADERS OUTLOOK (SERIES II AND IIR)
                             SEPARATE ACCOUNT SEVEN
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-101954


        SUPPLEMENT DATED JULY 2, 2004 TO THE PROSPECTUS DATED MAY 3, 2004

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                SUPPLEMENT DATED JULY 2, 2004 TO YOUR PROSPECTUS

The following Sub-Accounts are closed until August 2, 2004:

     -   HUNTINGTON VA INTERNATIONAL EQUITY FUND SUB-ACCOUNT

     -   HUNTINGTON VA MACRO 100 FUND SUB-ACCOUNT

     -   HUNTINGTON VA SITUS SMALL CAP FUND SUB-ACCOUNT

     -   HUNTINGTON VA MORTGAGE SECURITIES FUND SUB-ACCOUNT




THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV- 4327